KNOWLEDGE DISCIPLINE  SERVICE  CHOICE

YOU SHOULD KNOW WHAT INVESCO KNOWS(TM)

Tax-Free Income Funds

Two no-load mutual funds seeking as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital.

TAX-FREE INTERMEDIATE BOND FUND

TAX-FREE LONG-TERM BOND FUND

SEMI-
ANN
UAL

INVESCO

SEMIANNUAL REPORT/December 31, 1998

"NOW THAT MANY STATES ARE ACTUALLY RUNNING SURPLUSES AND HAVE IMPROVED THEIR CREDIT RATINGS, THEY ARE IN A POSITION TO UNDERTAKE NEW PROJECTS. AND IF YOU HAVE DRIVEN ON MANY HIGHWAYS LATELY, YOU KNOW THAT MANY OF THESE PROJECTS ARE OVERDUE."

 -- PAGE 4


                                INVESCO TAX-FREE
                             INTERMEDIATE BOND FUND
                          AVERAGE ANNUAL TOTAL RETURN,
                             PERIOD ENDING 12/31/98*

                   1 year                                     5.31%*
                   -------------------------------------------------
                   5 years                                    4.49%*
                   -------------------------------------------------
                   Since Inception (12/93)                    4.65%*
                   -------------------------------------------------


                                INVESCO TAX-FREE
                               LONG-TERM BOND FUND
                          AVERAGE ANNUAL TOTAL RETURN,
                             PERIOD ENDING 12/31/98*

                   1 year                                     4.72%*
                   -------------------------------------------------
                   5 years                                    4.94%*
                   -------------------------------------------------
                   10 Years                                   7.65%*
                   -------------------------------------------------

Graph: Tax-Free Intermediate Bond Fund Total Return from Inception (12/93) through 12/31/98

      This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Intermediate Bond Fund to the value of a $10,000 investment in the Lehman Intermediate Municipal Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/93) through 12/31/98.

Graph: Tax-Free Long-Term Bond Fund Total Return for the ten year per-iod ended 12/31/98

      This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Long-Term Bond Fund to the value of a $10,000 investment in the Lehman Municipal Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 12/31/98.

The line graphs illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, for the 10-year period or from inception through 12/31/98. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.)*

*Total return figures include reinvested dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

The Lehman Municipal Bond Index and Intermediate Municipal Bond Index are unmanaged indexes indicative of the broad tax-exempt bond market.

Your Fund's Performance: A Report from the Manager
-------------------------------------------------------------------------------
Dear Shareholders:

We hope that your investment in INVESCO's tax-free income funds served one of its main purposes late this summer: helping you sleep a little better at night. Certainly, the funds' minimal volatility in the latter half of this year contrasted dramatically with the sharp swings endured by many investors.

As an investor in the Tax-Free Long-Term Bond Fund, you saw the value of your investment rise 3.23% over the past six months ended 12/31/98, assuming reinvestment of dividends and capital gains. As an investor in the Tax-Free Intermediate-Term Bond Fund, you enjoyed a slightly higher gain of 3.30%.*

As part of the new strategy we implemented last April, we have lowered the cash position of the funds and have moved the weighted-average maturities of the bonds in both of the portfolios toward the middle of the yield curve. I am pleased to report that this has helped both funds improve their performance relative to similarly styled municipal bond funds, while reducing their volatility. (Of course, past performance is not a guarantee of future results.)

While our results have been positive, two factors have prevented municipals from participating fully in the broad bond market rally. First, with their fiscal houses in order, thanks to a strong economy and widening tax base, many states and localities have undertaken new infrastructure projects, resulting in a flood of new municipal issues hitting the market.

Second, the dramatic "flight to quality" of late last summer led investors into only the lowest-risk bonds, those issued by the United States Treasury. Even though municipal yields declined, municipal yields as a percentage of Treasury security yields increased.

Both of these factors create encouraging conditions for the future. Relative to their risk, municipal bonds appear fairly inexpensive. Should the economy continue to improve, the yield spread between their returns and those of Treasuries should move in municipal bonds' favor. Also, the continued health of the municipal bond issuance market should eventually benefit investors. Issuers are doing well, indicating that credit quality should not be a problem.

Of course, the future direction of interest rates and a variety of other factors that influence the market are harder to foresee. Still, I remain optimistic that our new strategy will continue to serve your funds well.

I will look forward to reporting to you on our progress in six months.


/s/ Dawn Daggy-Mangerson
--------------------------------------------------------
Dawn Daggy-Mangerson
Vice President

*Total return figures include reinvested dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

INVESCO  /  Semiannual Report  /  December 31, 1998
Moving Forward
--------------------------------------------------------------------------------

A REVIEW AND STRATEGY SESSION WITH DAWN DAGGY-MANGERSON

You have adjusted the funds' strategies since taking over their management in April. What have you done, and how did it affect performance last year?

My background is as a bond trader. I look for differentials in the relative values of bonds, and I buy those that are undervalued. The bond market is full of temporary imbalances between supply and demand, and these present an opportunity for profit.

For example, if Georgia comes out with a large municipal bond offering, chances are it will not be immediately absorbed by the market at a price consistent with its risk, because the number of Georgia residents eager to buy these bonds might be fairly small. Eventually, though, the price of these bonds is likely to converge toward a national median for their risk class.

On the other hand, I do not attempt to predict movements in interest rates; I don't cluster investments on different parts of the yield curve; and I make use of the futures markets only to maintain a neutral duration--the durations of the funds, in fact, are now about equal with their peer groups.
This has helped make the funds less volatile.

Dawn, yields on long-term municipal bonds were almost equal to those of Treasury securities for a good part of last year. But aren't interest rates on municipals supposed to be lower, given that they are tax-free?

They usually are. It's important to keep in mind, however, that Treasury yields were brought down by a global flight-to-quality. Obviously, foreign investors do not distinguish between municipal bonds and Treasury bonds for tax purposes. Also, some forced-selling by hedge funds kept rates up on the longer-term bonds, as did the huge volume of new issuance.

How about that huge volume? Was it an aberration?

Probably not. Now that many states are actually running surpluses and have improved their credit ratings, they feel as though they are in a position to undertake new projects. And if you have driven on many highways lately, you know that many of these projects are overdue. The good news for bond investors is that most issuers should have no problem making payments on their debt.


FUND MANAGER
DAWN DAGGY-MANGERSON

Portfolio Manager, INVESCO Funds Group. BS, DePaul University. Began investment career in 1985. Joined INVESCO in 1998. Has managed these funds since April 1998.

Market Headlines:
July-December 1998

The latter half of 1998 was a period few market veterans will forget. Just when the danger seemed to have passed, the tidal wave of the Asian economic crisis finally pounded American shores in late summer, swamping financial markets. Wall Street's sense of gloom deepened as the headlines warned of one global economic calamity after another: Russian loan default, the ominous near-collapse of the hedge fund Long-Term Capital Management, tumbling currencies in Latin America, and a perilous banking situation in Japan.

Following the gut-wrenching declines, however, the markets began an equally dizzying rebound in October. A series of three interest rate cuts by the Fed, along with those by other central banks, pumped liquidity and confidence into the international financial system. Despite profit warnings from large multinational corporations, investors began to focus on the many sectors of strength within the American economy: robust consumer spending, low interest rates and unemployment, and subdued inflation. The mixed economic picture resulted in mixed market performance, as the technology-and health care-heavy S&P 500 Index outperformed the industrial-oriented Dow Jones. Large-cap stocks continued to be favored over small-cap issues, and yield spreads widened to favor low-risk bonds substantially. By the end of the year, many investors enjoyed another round of sizeable gains, but few could avoid a sense of trepidation as 1999 approached.*

Year 2000 Computer Issue.

Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments.






*The S&P 500 is an unmanaged index that reflects  performance of the broad stock
market,   while  the  Dow  Jones  Industrial  Average  reflects  performance  of large-capitalization stocks.

--------------------------------------------------------------------------------
 STATEMENT OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

 INVESCO Tax-Free Income Funds, Inc.

 December 31, 1998

 UNAUDITED
------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
--------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund

 92.45 MUNICIPAL BONDS
 2.85  ALASKA
       Alaska Indl Dev & Export Auth,
         Ref Revolving Fund, Series 1994A,
         Lots 1-29, 5.700%, 4/1/2004          $       175,000     $     188,699
       Municipality of Anchorage, Alaska
         (MBIA Insured), Gen Oblig Ref,
         Gen Purpose, 1993 Series B, 4.900%,
         8/1/2003                                      25,000            26,048
 ===============================================================================
                                                                        214,747
 3.75  CALIFORNIA
       California, Various Purpose
         Gen Oblig (MBIA Insured),
         Series 1992, 6.300%, 9/1/2008                150,000           175,630
       Monterey Cnty Pub Wks Brd, California
         (Dept of Corrections (Soledad II)),
          Lease Rev Ref, 1996 Series D,
          5.375%, 11/1/2011                           100,000           107,740
 ===============================================================================
                                                                        283,370
 5.02  COLORADO
       Arapahoe Cnty Pub Hwy Auth,
         Colorado (E-470 Proj) (MBIA Insured), Cap Impt
         Trust Fund, Hwy Rev, Veh Regn Fee,
         5.300%, 8/31/2006                            200,000           214,958
       Montrose Cnty Bldg Auth, Colorado,
         Ctfs of Participation, 6.350%, 6/15/2006     150,000           163,791
 ===============================================================================
                                                                        378,749
 0.34  DISTRICT OF COLUMBIA
       District of Columbia, Gen Oblig Ref,
         Series 1994A-3, 5.200%, 6/1/2003              25,000            25,820
 ===============================================================================
 6.72  FLORIDA
       Broward Cnty, Florida (AMBAC Insured),
         Airport System Rev, Series G,
         4.200%, 10/1/2008                            200,000           198,948
       Dade Cnty, Florida (AMBAC Insured),
         Solid Waste System Rev Ref, Special
         Ltd Oblig, Series 1996, 6.000%, 10/1/2006    200,000           225,416
       Miami Beach Redev Agency, Florida
         (City Ctr/Historic Convention Village),
         Tax Increment Rev, Series 1993, 5.100%,
         12/1/2003                                     80,000            82,556
 ===============================================================================
                                                                        506,920
 1.82  GEORGIA
       Fulton Cnty School Dist, Georgia,
         Gen Oblig Ref, Series 1998, 5.250%,
         1/1/2013                                     100,000           106,524
       Georgia Muni Elec Auth, Pwr Rev,
         Series CC, 4.500%, 1/1/2002                   30,000            30,511
 ===============================================================================
                                                                        137,035

-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
--------------------------------------------------------------------------------
 7.49  ILLINOIS
       Boone, McHenry & DeKalb Cntys,
         Illinois (Cmnty Unit School Dist #100
         (Belvidere)) (FSA Insured), Gen Oblig,
         Series 1997, Cap Appreciation,
         12/1/2010                            $       300,000     $     172,803
       Illinois Hsg Dev Auth, Hsg Dev Rev,
         1993 Series A, 5.000%, 1/1/2001               15,000            15,161
       Illinois Toll Hwy Auth, Toll Hwy Ref Rev,
         1993 Series A, 4.700%, 1/1/2001               60,000            60,897
       McCormick Place Receipts -- Metro Pier &
         Exposition Auth, Illinois (50%
       McCormick Place Expansion Proj),
         Dedicated State Tax Rev, Series 1998B,
         Cap Appreciation, 6/15/2009                  500,000           316,775
 ===============================================================================
                                                                        565,636

 2.27  LOUISIANA
       Louisiana Pub Facils Auth,
         Student Ln Rev, Series 1992A-1, 6.200%,
         3/1/2001                                     165,000           171,369
 ===============================================================================
 0.28  MASSACHUSETTS
       Massachusetts Muni Wholesale Elec,
         Pwr Supply System Rev, 1992 Series B,
         6.375%, 7/1/2001                              20,000            21,109

 2.75  MICHIGAN
       Michigan, Comprehensive Transn Ref,
         Series 1992B, 5.750%, 5/15/2011              200,000           207,636
 ===============================================================================
 3.38  MONTANA
       Forsyth, Montana (Portland Gen Elec Proj),
         VR, PCR Ref, Series 1998B, 4.750%,
         5/1/2033                                     250,000           254,955
 ===============================================================================
 8.28  NEBRASKA
       Nebraska Pub Power Dist (MBIA Insured),
         Gen Rev, 1998 Series B, 5.250%,
         1/1/2008                                     300,000           323,466
       Omaha, Nebraska, Various Purpose & Ref,
         Series 1998, 4.250%, 12/15/2008              300,000           301,797
 ===============================================================================
                                                                        625,263

 4.70  NEVADA
       Nevada Hsg Div (Single Family Prog),
         Sr Rev, 1994 Issue B-1, 5.900%,
         4/1/2003                                     110,000           116,117
       Nevada (Nevada Muni Bank Proj #65 & #R-6),
         Gen Oblig Ltd Tax, Series 1998, 6.750%,
         5/15/2008                                    200,000           238,524
 ===============================================================================
                                                                        354,641

 2.59  NEW HAMPSHIRE
       New Hampshire Hsg Fin Auth,
         Single Family Residential Mtg, 1994 Series D,
         5.850%, 1/1/2001                             190,000           195,219
 ===============================================================================

-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
--------------------------------------------------------------------------------
2.92   OHIO
       Ohio Bldg Auth, State Correctional
         Facils Ref, 1994 Series A, 4.600%,
         10/1/2003                                     50,000            51,544
       Ohio Bldg Auth (Admin Bldg Fund Proj),
         State Facils, 1995 Series A,
         6.000%, 10/1/2006                            150,000           169,062
 ===============================================================================
                                                                        220,606
 4.58  OKLAHOMA
       Enid Muni Auth, Oklahoma (AMBAC Insured),
         Util & Sales Tax Rev Ref, Series
         1996, 5.500%, 2/1/2003               $       325,000     $     345,611

 2.29  PENNSYLVANIA
       Philadelphia, Pennsylvania (MBIA Insured),
         Wtr & Wastewtr Rev, Series 1995,
         6.750%, 8/1/2005                             150,000           173,151
 ===============================================================================
 3.43  SOUTH DAKOTA
       South Dakota Student Ln Fin,
         Student Ln Rev, Series 1994-A,
         5.850%,  8/1/2000                            250,000           258,503
 ===============================================================================
 7.32  TEXAS
       Katy Indpt School Dist, Texas
         (Fort Bend, Harris & Waller Cntys)
         (Permanent School Fund Guaranatee Prog),
         Ltd Tax School Bldg, Series
         1996, 7.500%, 2/15/2006                      150,000           178,681
       Texas Muni Pwr Agency (MBIA Insured),
         Ref Rev, Series 1993, 5.250%,
         9/1/2006                                     325,000           348,472
       Trinity River Indl Dev Auth, Texas
         (Intl Paper Proj), Rev Ref, 1993
         Series, 4.900%, 12/1/2002                     25,000            25,479
 ===============================================================================
                                                                        552,632

 4.63  VIRGINIA
       Rivanna Wtr & Swr Auth, Virginia,
         Regl Wtr & Swr System Rev Ref, Series of
         1993, 4.500%, 10/1/2000                       50,000            50,918
       Southeastern Pub Svc Auth, Virginia
         (MBIA Insured), Regl Solid Waste
         System, Sr Rev Ref, Series 1993A,
         5.150%, 7/1/2009                             100,000           107,163
       Virgina Pub School Auth, School Fing & Ref,
         Series 1998A, 5.250%, 8/1/2009               175,000           191,469
 ===============================================================================
                                                                        349,550

-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
--------------------------------------------------------------------------------
10.69 WASHINGTON
       North Thurston School Dist #3,
         Washington, Unlimited Tax Gen Oblig, 1992
         Series, 6.500%, 12/1/2009                    200,000           216,990
       Washington Hlth Care Facils Auth
         (Catholic Hlth Initiatives), Rev, Series
         1997A, 5.100%, 12/1/2009                     100,000           105,812
       Washington Pub Pwr Supply System
         (Nuclear Proj #1), Ref Rev, Series 1993A,
          5.300%, 7/1/2002                            400,000           417,556
       Wenatchee, Washington, Wtr & Swr Rev Ref,
          1994 Series, 4.600%, 12/1/2002               65,000            66,512
 ===============================================================================
                                                                        806,870

 1.53  WISCONSIN
       Merrill Area Common Pub School Dist,
         Wisconsin (Lincoln, Langlande &
         Marathon Cntys) (FSA Insured),
         Gen Oblig Ref, 6.500%, 4/1/2007              100,000           115,817
 ===============================================================================
 2.82  WYOMING
       Platte Cnty, Wyoming (Basin Elec Power
         Cooperative -- Laramie River
         Station Proj) (MBIA Insured), PCR Ref,
         Series 1994, 5.100%, 1/1/2008                200,000           212,644
 ===============================================================================
       TOTAL MUNICIPAL BONDS (Cost $6,763,223)                        6,977,853
 ===============================================================================
 7.55  SHORT-TERM INVESTMENTS -- MUNICIPAL NOTES
 2.65  CALIFORNIA
       Los Angeles Regl Airports Impt,
         California (American  Airlines/Los Angeles
         Intl Airport) (LOC - Wachovia Bank), AR,
         Facils Sublease FDR, Issue 1984,
         Series D, 4.850%, 12/1/2024(a)       $       200,000     $     200,000
 ===============================================================================
 0.26  TENNESSEE
       Knoxville, Tennessee, Wtr Rev Ref & Impt,
         Series M-1993, 4.500%, 3/1/1999               20,000            20,038
 ===============================================================================
 2.65  TEXAS
       Lone Star Airport Imp Auth, Texas
         (American Airlines Proj) (LOC - Royal
          Bank of Canada), AR, Multi-Mode Demand Rev,
          4.850%, 12/1/2013(a)
          Series A-4                                  100,000           100,000
          Series B-1                                  100,000           100,000
 ===============================================================================
                                                                        200,000

 1.99  WISCONSIN
       La Crosse, Wisconsin (Dairyland Pwr
         Cooperative Proj) (AMBAC Insured), AR,
         Adj Tender PCR, Series 1997B, 5.100%,
         2/1/2015(a)                                  150,000           150,000
 ===============================================================================
       TOTAL MUNICIPAL SHORT-TERM NOTES (Cost $570,001)                 570,038
 ===============================================================================
 100.00 TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $7,333,224)(c)                                      $   7,547,891
 ===============================================================================

 ------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
-------------------------------------------------------------------------------
 Tax-Free Long-Term Bond Fund

 97.73 MUNICIPAL BONDS
 0.12  ALASKA
       Alaska Hsg Fin (Veterans Mtg Prog),
         Collateralized Gen Oblig, 1990 First
         Series, 7.500%, 12/1/2030            $       240,000     $     250,826
 ===============================================================================
 3.40  ARIZONA
       Arizona Edl Ln Mktng, 1992 Edl Ln Rev,
         Series B, 7.000%, 3/1/2005                 1,000,000         1,077,970
       Salt River Proj Agric Impt & Pwr Dist,
         Arizona, Salt River Proj Elec
         System Ref Rev, 1993 Series B, 7.000%,
         1/1/2005                                   5,000,000         5,788,100
 ===============================================================================
                                                                      6,866,070

 1.48  ARKANSAS
       Little River Cnty, Arkansas
         (Georgia-Pacific Proj), Ref Rev, Series 1998,
         5.600%, 10/1/2026                          3,000,000         2,998,350
 ===============================================================================
 1.14  CALIFORNIA
       Big Bear Lake Dept of Wtr & Pwr,
         California (MBIA Insured), Wtr Rev Ref,
         Series 1996, 6.000%, 4/1/2022              2,000,000         2,306,620
 ===============================================================================

 3.96  COLORADO
       Denver City & Cnty, Colorado,
         Gen Oblig Ref, Series 1998A, 5.250%,
         8/1/2006                             $     5,000,000     $   5,367,900
       Denver Hlth & Hosp Auth, Colorado,
         Hlthcare Rev, Series 1998A, 5.125%,
         12/1/2005                                  1,205,000         1,254,959
       Fountain Valley Auth, Colorado,
         Wtr Treatment Ref Rev, Series 1991,
         6.800%, 12/1/2019                          1,140,000         1,220,484
       Montrose Cnty Bldg Auth, Colorado,
        Ctfs of Participation, 6.350%,
        6/15/2006                                     150,000           163,791
 ===============================================================================
                                                                      8,007,134

 1.61  FLORIDA
       Miami-Dade Cnty School Dist, Florida
        (FSA Insured), Gen Oblig Ref, Series
        1998, 5.375%, 8/1/2015                      3,000,000         3,245,490
 ===============================================================================
 1.06  GEORGIA
       Atlanta, Georgia (MBIA Insured),
         Airport Facils Rev, Series 1990,
         7.250%, 1/1/2017                           2,000,000         2,136,420
 ===============================================================================

4.31  HAWAII
       Hawaii (MBIA Insured),
         Gen Oblig, 1998 Series CR, 5.500%,
         4/1/2007                                   8,000,000         8,707,280
 ===============================================================================
 5.70  ILLINOIS
       Boone, McHenry & DeKalb Cntys,
         Illinois (Cmnty Unit School Dist #100
         (Belvidere)) (FSA Insured),
         Gen Oblig, Series 1997,
         Cap Appreciation, 12/1/2008                1,005,000           651,220
         12/1/2009                                  1,000,000           610,410
         12/1/2010                                  2,695,000         1,552,347
       Chicago, Illinois (AMBAC Insured),
         Gen Oblig, Ref, Series 1993B,
         5.125%, 1/1/2022                           2,465,000         2,507,102
       Chicago, Illinois (Peoples Gas Light & Coke),
         1st & Ref Mtg, Series CC,
       Medium-Term Notes, 6.875%, 3/1/2015          2,875,000         3,134,038
       Illinois Dev Fin Auth (Catholic Charities
         Hsg Dev Proj) (Catholic Bishop
         of Chicago), Rev, Series 1995, 6.350%,
         1/1/2025                                   1,500,000         1,561,020
       Illinois Hlth Facils Auth (Advocate Hlth
         Care Network), Rev, Series 1998A, 5.200%,
         8/15/2018                                  1,500,000         1,494,390
 ===============================================================================
                                                                     11,510,527

 13.02 INDIANA
       DeKalb Cnty Redev Auth, Indiana
         (Mini-Mill Loc Pub Impt Proj), Rev, Series
          A 1995, 6.500%, 1/15/2014                   900,000          993,114
       Hamilton Cnty Pub Bldg, Indiana
          (Hamilton Cnty), 1st Mtg Ref, Series B,
          6.250%, 1/20/2013                         4,300,000        4,673,111
       Indiana Transn Fin Auth, Airport
          Facils Lease Rev, Series A, 6.750%,
          11/1/2011                                 1,500,000        1,684,680
       Indianapolis Loc Pub Impt Bank,
          Indiana, Impt Rev, Series 1991C, 6.700%,
          1/1/2017                                  3,750,000        4,126,875

-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
--------------------------------------------------------------------------------

       Petersburg,  Indiana  (Indianapolis Pwr
         & Light Proj) (MBIA Insured),  PCR
         Ref, Series 1993B, 5.400%, 8/1/2017  $     9,850,000     $ 10,383,870
       Warren Township School Bldg,
         Indiana (Marion Cnty) (FSA Insured), 1st Mtg
         Ref, Series 1998 5.500%, 1/5/2006          2,020,000        2,177,803
         5.500%, 7/5/2006                           2,075,000        2,247,142
 ===============================================================================
                                                                    26,286,595

 0.54  KANSAS
       Kansas Dev Fin Auth, Pub Wtr Supply
        Revolving Ln Fund Rev, 1998 Series 2,
        5.250%, 4/1/2014                            1,055,000        1,088,686
 ===============================================================================
 1.80  MARYLAND
       Maryland Transn Dept, Cons Transn Ref,
         Series 1998, 5.500%, 9/1/2006              3,315,000        3,637,980
 ===============================================================================
 7.65  MASSACHUSETTS
       Boston Wtr & Swr Commn, Massachusetts,
         (MBIA Insured), Gen Rev, 1993 Sr
         Series A, 5.250%, 11/1/2019                5,385,000        5,636,533
       Commonwealth of Massachusetts (MBIA Insured),
         Gen Oblig, Cons Ln of 1992,
         Series D, 8.000%, 5/1/2006                 5,000,000        6,194,150
       Massachusetts Hlth & Edl Facils Auth
         (Cooley Dickinson Hosp &
          Mary Hitchcock Hops)(AMBAC Insured),
         Rev, Series 1995B, 5.500%, 11/15/2018      3,500,000        3,635,345
 ===============================================================================
                                                                    15,466,028

 2.67  MINNESOTA
       Minneapolis -- St Paul Metro Airports Commn,
         Minnesota, Gen Oblig, Rev
         Ref, Series 13, 5.000%, 1/1/2009           2,570,000        2,696,675
       Univ of Minnesota Regents, Minnesota,
         Gen Oblig, Series 1996A, 5.500%,
         7/1/2021                                   2,500,000        2,696,325
 ===============================================================================
                                                                     5,393,000

 3.52  MISSISSIPPI
       Claiborne Cnty, Mississippi (System Energy
         Resources Proj), PCR, Series A,
         9.500%, 12/1/2013                            600,000          626,526
       Mississippi (Mississippi Gaming
         Cntys Hwy Impts Proj), Gen Oblig, Series
         A, 5.500%, 7/1/2008                        5,865,000        6,497,599
 ===============================================================================
                                                                     7,124,125

 3.18  MISSOURI
       Missouri Hlth & Edl Facils Auth
         (Christian Hlth Svcs Dev-Christian Hosp
         Northeast-Northwest), FRD Rev, Series A 1989,
         5.000%, 6/1/2005                           4,670,000        4,911,999
       Missouri Hlth & Edl Facils Auth (Lester E
         Cox Med Ctrs Proj) (MBIA
         Insured), Hlth Facils Rev Ref,
         Series 1993-I, 5.350%, 6/1/2010            1,400,000        1,509,914
 ===============================================================================
                                                                     6,421,913

-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
--------------------------------------------------------------------------------

4.92   MONTANA
       Forsyth, Montana (Portland Gen Elec
         Proj), VR, PCR Ref, Series 1998B,
         4.75%, 5/1/2033                            9,750,000        9,943,245
================================================================================
0.49  NEBRASKA
       Omaha, Nebraska, Various Purpose & Ref,
         Series 1998, 4.250%, 12/15/2010      $     1,000,000     $    990,410
 ===============================================================================
 3.01  NEVADA
       Nevada (Nevada Muni Bd Bank Projs
         #66 & #67) (FGIC Insured), Gen Oblig Ltd
         Tax, Series July 1, 1998A, 5.500%,
         5/15/2007                                  5,580,000        6,087,836
 ===============================================================================
 0.39  NEW HAMPSHIRE
       New Hampshire Hsg Fin Auth, Single
         Family Residential Mtg, 1994 Series D,
         6.850%, 7/1/2006                             750,000          797,730
 ===============================================================================
 3.37  NEW JERSEY
       New Jersey Hlth Care Facils Fing Auth
        (Kennedy Hlth System Obligated
        Group) (MBIA Insured), Rev & Ref, Series 1997B,
        5.750%, 7/1/2008                            1,000,000        1,113,190
       Union Cnty Utils Auth (Ogden Martin Systems
        of Union) (AMBAC Insured),
        Solid Waste Facil Sr Lease Rev,
        Series 1998A, 5.250%, 6/1/2006              5,375,000        5,706,369
 ===============================================================================
                                                                     6,819,559

 2.71  NEW MEXICO
       Los Alamos Cnty, New Mexico (FSA Insured),
         Util System Rev, Series 1994A,
         6.000%, 7/1/2009                           5,000,000        5,476,650
 ===============================================================================
 9.62  NEW YORK
       New York, New York, Gen Oblig, Series F,
         5.000%, 8/1/2023                           2,000,000        1,947,700
       New York, New York Dorm Auth
         (Muni Hlth Facils Impt Prog) (FSA Insured),
         Lease Rev, 1998 Series 1, 5.000%,
         1/15/2010                                  5,000,000        5,200,250
       New York & New Jersey Port Auth,
         Consolidated Gen Oblig, Rev, Ninety-Third
         Series, 6.125%, 6/1/2094                   5,250,000        6,154,890
       New York Transitional Fin Auth,
         New York, Future Tax Secured Rev, Fiscal
         1999 Series A, 5.250%, 11/15/2013          1,000,000        1,045,020
       Triborough Bridge & Tunnel Auth, New York,
         Gen Purpose Rev, Series 1993B,
         5.000%, 1/1/2020                           1,935,000        1,937,574
         Series Y, 5.500%, 1/1/2017                 2,900,000        3,157,433
 ===============================================================================
                                                                    19,442,867

 0.25  NORTH CAROLINA
       North Carolina Eastern Muni Pwr
         Agency, Pwr System Rev Ref, Series 1993C,
         5.000%, 1/1/2002                             500,000          510,130
 ===============================================================================
 2.66  OHIO
       Ohio (Major New State Infrastructure Proj),
         Rev, Series 1998-1, 5.000%,
         12/15/2006                                 5,060,000        5,377,211
 ===============================================================================
 1.10  PENNSYLVANIA
       Philadelphia, Pennsylvania, Wtr & Swr Rev,
         Sixteenth Series, 7.500%,
         8/1/2010                                   2,000,000        2,223,600
 ===============================================================================

-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
--------------------------------------------------------------------------------
 0.83  RHODE ISLAND
       Rhode Island Depositors Econ Protection,
         Special Oblig, 1992 Series A,
         6.950%, 8/1/2022                     $     1,500,000     $  1,685,190
 ===============================================================================
 2.18  TENNESSEE
       Shelby Cnty Hlth, Edl & Hsg Facil Brd,
         Tennessee (Methodist Hlthcare)(MBIA
         Insured), Hosp Rev, Series 1998, 5.500%,
         4/1/2008                                   4,075,000        4,400,389
 ===============================================================================
 2.37  TEXAS
       Austin, Texas (AMBAC Insured), Combined Util
         Systems Rev Ref, Series 1992,
         Cap Appreciation, 11/15/2011               1,400,000          775,432
       Austin, Texas, Wtr Swr & Elec Ref Rev,
         Series 1982, 14.000%, 11/15/2001             395,000          455,921
       Galena Park Indpt School Dist, Texas
         (Harris Cnty) (PSFG Insured), Unltd
         Tax School Bldg & Ref, Series 1996,
         Cap Appreciation, 8/15/2023                3,220,000          919,535
       Harris Cnty, Texas (MBIA Insured),
         Toll Road Unltd Tax & Sub Lien Rev,
         Series 1994A, 6.500%, 8/15/2013              500,000          595,450
       Lubbock Hlth Facils Dev, Texas
         (St Joseph Hlth System), Rev, Series 1998,
         5.250%, 7/1/2013                           2,000,000        2,047,800
 ===============================================================================
                                                                     4,794,138

 0.68  UTAH
       Utah Hsg Fin Agency (Federally Insured or
         Gtd Mtg Lns), Single Family Mtg,
         1994 Issue D-1 Term Mezzanine, 6.450%,
         7/1/2011                                   1,290,000        1,373,347
 ===============================================================================

 0.53  VERMONT
       Vermont Hsg Fin Agency, Single Family
         Hsg Rev, Series 5, 6.875%, 11/1/2016       1,000,000        1,073,440
 ===============================================================================
 1.07  VIRGINIA
       Virginia Pub School Auth, School
         Fing & Ref, Series 1998 A, 5.250%,
         8/1/2007                                   2,000,000        2,168,240
 ===============================================================================
 2.75  WASHINGTON
       Grant Cnty Pub Util Dist #2, Washington,
         Hydroelectric Dev Rev, Second
         Series 1990, (Priest Rapids), 7.700%,
         1/1/2018                                   3,000,000        3,145,710
         (Wanapum), 7.700%, 1/1/2018                1,050,000        1,112,139
       Thurston Cnty, Washington (North Thurston
         School Dist #3), Unlimited Tax
         Gen Oblig, 6.500%, 12/1/2009               1,200,000        1,301,940
 ===============================================================================
                                                                     5,559,789

 3.64  WISCONSIN
       Adams Cnty, Wisconsin (Adams-Friendship
         School Dist) (AMBAC Insured), Gen
         Oblig Ref, 6.500%, 4/1/2015                1,340,000        1,593,073
       Southeast Wisconsin Professional Baseball
         Park Dist (MBIA Insured), Sales
         Tax Rev Ref, Series 1998A, 5.500%,
         12/15/2019                                 5,370,000        5,760,077
 ===============================================================================
                                                                     7,353,150
       TOTAL MUNICIPAL BONDS (Cost $188,489,218)                   197,523,965
 ===============================================================================

-------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
 % DESCRIPTION
--------------------------------------------------------------------------------
 2.27  SHORT-TERM INVESTMENTS -- MUNICIPAL NOTES
 1.53  GEORGIA
       Atlanta, Georgia (Delta Air Lines Proj),
         Special Purpose Facils Rev,
         Series 1989B, 7.400%, 12/1/1999      $     3,000,000     $   3,079,440
 ===============================================================================
 0.15  INDIANA
       Princeton,  Indiana (PSI Energy  Proj)
         (LOC -- Morgan Gty Trust),  AR, PCR
         Ref, 1997 Series, 5.100%, 4/1/2022(a)        300,000           300,000
 ===============================================================================
 0.05  NEW YORK
       New York, New York (LOC -- Morgan Gty Trust),
         AR, Gen Oblig, Fiscal 1994
         Series A Subseries A-8, 5.100%,
         8/1/2018(a)                                  100,000           100,000
 ===============================================================================
 0.54  NORTH DAKOTA
       Grand Forks, North Dakota (United Hosp
         Obligated Group (LOC -- LaSalle
         Natl Bank), AR, Hlthcare Facils Rev,
         Series 1992B, 4.850%, 12/1/2016(a)         1,100,000         1,100,000
 ===============================================================================
      TOTAL MUNICIPAL SHORT-TERM NOTES (Cost $4,523,409)              4,579,440
 ===============================================================================
 100.00 TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $193,012,627)(b)                                    $ 202,103,405
 ===============================================================================

 The following abbreviations may be used in portfolio descriptions:

 AMBAC  --   American Municipal Bond       LOC  -- Letter of Credit
             Assurance Corporation         MBIA -- Municipal Bond Investors
 AR(c)  --   Adjustable Rate                       Assurance Corporation
 FGIC   --   Flexible Guaranty Insurance   PCR  -- Pollution Control Revenue
             Company                       PSFG -- Permanent School Fund
 FRD(a) --   Floating Rate Demand                  Guarantee Program
 FSA    --   Financial Security Assurance  VR(c)-- Variable Rate

(a) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year of less. Rate shown reflects current rate.

(b)  Also  represents  cost for  income  tax  purposes.

(c)  Rate is  subject to change. Rate shown reflects current rate.

See  Notes to Financial Statements

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
 INVESCO Tax-Free Income Funds, Inc.

 December 31, 1998

 UNAUDITED

                                                      Tax-Free         Tax-Free
                                                  Intermediate        Long-Term
                                                     Bond Fund        Bond Fund
 -------------------------------------------------------------------------------
 ASSETS
 Investment Securities:
   At Cost                                    $      7,333,224    $ 193,012,627
 ===============================================================================
   At Value                                   $      7,547,891    $ 202,103,405
 Cash                                                   81,513                0
 Receivables:
   Investment Securities Sold                                0        3,722,954
   Fund Shares Sold                                        388          170,115
   Interest                                            107,986        3,060,426
 Prepaid Expenses and Other Assets                      57,818          171,738
 ===============================================================================
 TOTAL ASSETS                                        7,795,596      209,228,638
 ===============================================================================
 LIABILITIES
 Payables:
   Custodian                                                 0            5,307
   Distributions to Shareholders                         1,804          177,966
   Investment Securities Purchased                     199,042                0
   Fund Shares Repurchased                              63,523          167,262
 Accrued Distribution Expenses                           1,574           45,368
 Accrued Expenses and Other Payables                         4           23,806
 ===============================================================================
 TOTAL LIABILITIES                                     265,947          419,709
 ===============================================================================
 Net Assets at Value                          $      7,529,649    $ 208,808,929
 ===============================================================================
 NET ASSETS
 Paid-in Capital(a)                           $      7,380,213    $ 199,458,529
 Accumulated Undistributed Net Investment Income             0            2,865
 Accumulated Undistributed Net Realized Gain
  (Loss) on Investment Securities and
  Futures Contracts                                    (65,231)         256,757
 Net Appreciation of Investment Securities             214,667        9,090,778
 ===============================================================================
 Net Assets at Value                          $      7,529,649    $ 208,808,929
 ===============================================================================
 Shares Outstanding                                    736,463       13,660,042
 Net Asset Value, Offering and Redemption
   Price per Share                            $          10.22    $       15.29
 ===============================================================================

(a) The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See  Notes to Financial Statements

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

 INVESCO Tax-Free Income Funds, Inc.

 Six Months Ended December 31, 1998

 UNAUDITED

                                                     Tax-Free          Tax-Free
                                                 Intermediate         Long-Term
                                                    Bond Fund         Bond Fund
 -------------------------------------------------------------------------------
 INVESTMENT INCOME
 INTEREST INCOME                              $       169,922     $   5,258,050
 ===============================================================================
 EXPENSES
 Investment Advisory Fees                              18,712           589,724
 Distribution Expenses                                  9,356           268,056
 Transfer Agent Fees                                    7,619           122,566
 Administrative Fees                                    5,561            21,083
 Custodian Fees and Expenses                            1,011            13,277
 Directors' Fees and Expenses                           4,434            10,321
 Pricing Expenses                                       4,327            15,434
 Professional Fees and Expenses                         6,450            18,604
 Registration Fees and Expenses                        13,984            18,137
 Reports to Shareholders                                  707            13,880
 Other Expenses                                           426             6,992
 ===============================================================================
   TOTAL EXPENSES                                      72,587         1,098,074
   Fees and Expenses Absorbed by Investment Adviser   (37,735)         (126,417)
   Fees and Expenses Paid Indirectly                   (1,011)           (6,040)
 ===============================================================================
   NET EXPENSES                                        33,841           965,617
 ==============================================================================
 NET INVESTMENT INCOME                                136,081         4,292,433
 ===============================================================================
 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT  SECURITIES
 Net Realized Gain on:
   Investment Securities                               10,755         2,281,967
   Futures Contracts                                   45,939                 0
 ===============================================================================
   Total Net Realized Gain                             56,694         2,281,967
 ===============================================================================
 Change in Net Appreciation of Investment Securities   57,887           174,132
 ===============================================================================
 NET GAIN ON INVESTMENT SECURITIES AND
   FUTURES CONTRACTS                                  114,581         2,456,099
 ===============================================================================
 Net Increase in Net Assets from Operations   $       250,662     $   6,748,532
 ===============================================================================

 See Notes to Financial Statements

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund

                                                        Six Months        Year
                                                             Ended       Ended
                                                       December 31     June 30
 -------------------------------------------------------------------------------
                                                              1998        1998
                                                         UNAUDITED
 -------------------------------------------------------------------------------
 OPERATIONS
 Net Investment Income                              $      136,081 $   193,909
 Net Realized Gain on Investment Securities
   and Futures Contracts                                    56,694       1,728
 Change in Net Appreciation of
   Investment Securities                                    57,887      88,618
 ===============================================================================
 NET INCREASE IN NET ASSETS FROM OPERATIONS                250,662     284,255
 ===============================================================================
 DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net Investment Income                                  (136,081)   (193,909)
 ===============================================================================
 FUND SHARE TRANSACTIONS
 Proceeds from Sales of Shares                           7,061,603   5,522,747
 Reinvestment of Distributions                             119,970     168,131
 ===============================================================================
                                                         7,181,573   5,690,878
 Amounts Paid for Repurchases of Shares                 (5,440,608) (4,752,570)
 ===============================================================================
 NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                    1,740,965     938,308
 ===============================================================================
 Total Increase in Net Assets                            1,855,546   1,028,654
 NET ASSETS
 Beginning of Period                                     5,674,103   4,645,449
 ===============================================================================
 End of Period                                      $    7,529,649 $ 5,674,103
 ===============================================================================

            ----------------------------------------------------
 FUND SHARE TRANSACTIONS
 Shares Sold                                               694,216     549,380
 Shares Issued from Reinvestment of Distributions           11,740      16,728
 ===============================================================================
                                                           705,956     566,108
 Shares Repurchased                                       (531,974)   (472,908)
 ===============================================================================
 Net Increase in Fund Shares                               173,982      93,200
 ===============================================================================

 See Notes to Financial Statements

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

 Tax-Free Long-Term Bond Fund

                                                    Six Months            Year
                                                         Ended           Ended
                                                   December 31         June 30
 -------------------------------------------------------------------------------
                                                          1998            1998
                                                     UNAUDITED
 -------------------------------------------------------------------------------
 OPERATIONS
 Net Investment Income                            $  4,292,433   $   8,836,825
 Net Realized Gain on Investment
   Securities and Futures Contracts                  2,281,967       3,733,310
 Change in Net Appreciation of Investment
   Securities                                          174,132       1,943,163
 ===============================================================================
 NET INCREASE  IN NET ASSETS FROM OPERATIONS         6,748,532      14,513,298
 ===============================================================================
 DISTRIBUTIONS TO SHAREHOLDERS
 Net Investment Income                              (4,292,318)     (8,836,825)
 Net Realized Gain on Investment
   Securities and Futures Contracts                 (6,238,451)     (2,405,462)
 ===============================================================================
 TOTAL DISTRIBUTIONS                               (10,530,769)    (11,242,287)
 ===============================================================================
 FUND SHARE TRANSACTIONS
 Proceeds from Sales of Shares                      50,910,497      73,871,498
 Reinvestment of Distributions                       8,106,566       8,527,627
 ===============================================================================
                                                    59,017,063      82,399,125
 Amounts Paid for Repurchases of Shares            (57,897,043)    (94,609,312)
 ===============================================================================
 NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           1,120,020     (12,210,187)
 ===============================================================================
 Total Decrease in Net Assets                       (2,662,217)     (8,939,176)
 NET ASSETS
 Beginning of Period                               211,471,146     220,410,322
 ===============================================================================
 End of Period  (Including  Accumulated
   Undistributed  Net Investment Income of
     $2,865 and $2,750, respectively)             $208,808,929   $ 211,471,146
 ===============================================================================

            ----------------------------------------------------
 FUND SHARE TRANSACTIONS
 Shares Sold                                         3,228,799       4,748,107
 Shares Issued from Reinvestment of Distributions      523,568         546,335
 ===============================================================================
                                                     3,752,367       5,294,442
 Shares Repurchased                                 (3,677,683)     (6,077,593)
 ===============================================================================
 Net Increase (Decrease) in Fund Shares                 74,684        (783,151)
 ===============================================================================

 See Notes to Financial Statements

--------------------------------------------------------------------------------
Notes to financial statements --
INVESCO Tax-Free Income Funds, Inc.
UNAUDITED
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Tax-Free Income Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of two separate Funds: Tax-Free Intermediate Bond Fund and Tax-Free Long-Term Bond Fund. The investment objective of each Fund is to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- The Fund values municipal securities (including commitments to purchase such securities on a when-issued basis) on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. FUTURES CONTRACTS -- The Fund may enter into futures contracts for hedging or other non-speculative purposes. Upon entering into a contract, the Fund deposits and maintains as collateral such intitial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.

C.  SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  --  Security
transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortized discounts and premiums paid on purchases of securities as adjustments to interest income. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At June 30, 1998, Tax-Free Intermediate Bond Fund had $121,925 in net capital loss carryovers which expire in the year 2003.

Net capital loss carryovers utilized in 1998 by Tax-Free Intermediate Bond Fund amounted to $4,256.

To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
These differences are primarily due to differing treatments for market discounts, amortized premiums, net operating losses and expired capital loss carryforwards.

F. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:


                                                        AVERAGE NET ASSETS
--------------------------------------------------------------------------------

                                            $0 to          $300            Over
                                             $300       to $500            $500
FUND                                      Million       Million          Million
--------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund            0.50%         0.40%            0.30%
 Tax-Free Long-Term Bond Fund               0.55%         0.45%            0.35%




A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets. For the six months ended December 31, 1998, Tax-Free Intermediate Bond and Tax-Free Long-Term Bond Funds paid the Distributor $8,942 and $266,440, respectively, under the plan of distribution.

IFG receives a transfer agent fee at an annual rate of $26.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by each Fund.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended December 31, 1998, the aggregate cost of purchases and proceeds from sales
of  investment   securities   (excluding  all  U.S.  Government  securities  and
short-term securities) were as follows:

 FUND                                                   PURCHASES          SALES
--------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund                     $  3,752,002  $   2,161,201
 Tax-Free Long-Term Bond Fund                          89,503,167     97,680,540

 There were no purchases or sales of U.S. Government securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At December 31, 1998, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                          GROSS        GROSS                NET
 FUND                              APPRECIATION     DEPRECIATION    APPRECIATION
--------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund   $    219,482    $       4,815  $     214,667
 Tax-Free Long-Term Bond Fund         9,123,216           32,438      9,090,778


NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

Pension expenses for the six months ended December 31, 1998, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                       UNFUNDED
                                    PENSION             ACCRUED         PENSION
                                   EXPENSES       PENSION COSTS       LIABILITY
 -------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund   $     70      $         197      $       462
 Tax-Free Long-Term Bond Fund         2,746             14,319           33,036


The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts are being invested in the shares of certain of the INVESCO and Treasurer's Series Trust Funds.

NOTE 6 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At December 31, 1998, there were no such borrowings.


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund

 (For a Fund Share Outstanding Throughout Each Period)

                                               SIX MONTHS                                                     PERIOD
                                                    ENDED                                                      ENDED
                                              DECEMBER 31              YEAR ENDED JUNE 30                    JUNE 30
 ----------------------------------------------------------------------------------------------------------------------
                                                     1998      1998       1997        1996       1995           1994(a)
                                              UNAUDITED

 PER SHARE DATA
 Net Asset Value -- Beginning
   of Period                                  $     10.09  $   9.90  $    9.74  $     9.70  $    9.52     $   10.00

 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                               0.19      0.40       0.41        0.43       0.44          0.19
 Net Gains or (Losses)
   on Securities (Both Realized and Unrealized)      0.13      0.19       0.16        0.04       0.18         (0.48)
 ======================================================================================================================
 Total from Investment Operations                    0.32      0.59       0.57        0.47       0.62         (0.29)
 ======================================================================================================================
 LESS DISTRIBUTIONS
 Dividends from Net Investment Income                0.19      0.40       0.41        0.43       0.44          0.19
 ======================================================================================================================
 Net Asset Value -- End of Period            $      10.22  $  10.09  $    9.90  $     9.74  $    9.70     $    9.52
 ======================================================================================================================

 TOTAL RETURN                                       3.30%(b)  6.02%      5.96%       4.89%      6.67%        (2.93%)(b)

 RATIOS
 Net Assets -- End of Period ($000 Omitted)  $     7,530   $ 5,674   $  4,645   $   4,997   $  4,907      $  5,083
 Ratio of Expenses to Average Net Assets(c)       0.47%(b)(d) 0.95%(d)  0.84%(d)    0.76%(d)   0.70%         0.70%(e)
 Ratio of Net  Investment
   Income to Average Net  Assets(c)               1.83%(b)    3.96%     4.18%       4.40%      4.56%         3.75%(e)
 Portfolio Turnover Rate                            35%(b)      32%       41%         49%        23%           55%(b)

(a)  From December 1, 1993,  commencement of investment operations,  to June 30,
     1994.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

(c) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended December 31, 1998, for the years ended June 30, 1998, 1997,
     1996 and 1995 and for the period ended June 30, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.98% (not annualized), 2.44%, 2.43%, 2.34%, 2.45% and
     3.09%, respectively, and ratio of net investment income to average net assets would have been 1.32% (not annualized), 2.47%, 2.59%, 2.82%, 2.81% and 1.36%, respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(e)  Annualized



Financial Highlights
Tax-Free Long-Term Bond Fund

 (For a Fund Share Outstanding Throughout Each Period)

                                                   SIX MONTHS
                                                        ENDED
                                                     DECEMBER 31                     YEAR ENDED JUNE 30
 --------------------------------------------------------------------------------------------------------------------------=
                                                            1998           1998        1997       1996       1995      1994

                                                       UNAUDITED
PER SHARE DATA
 Net Asset Value -- Beginning of Period         $         15.57   $       15.34 $     15.20 $    15.07 $    15.29 $   16.35
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                                     0.32            0.63        0.66       0.73       0.80      0.83
 Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          0.18            0.40        0.38       0.32       0.09     (1.00)
 ===========================================================================================================================
 Total from Investment Operations                          0.50            1.03        1.04       1.05       0.89     (0.17)
 ===========================================================================================================================
 LESS DISTRIBUTIONS
 Dividends from Net Investment Income                      0.32            0.63        0.66       0.73       0.80      0.83
 In Excess of Net Investment Income                        0.00            0.00        0.01       0.00       0.00      0.00
 Distributions from Capital Gains                          0.46            0.17        0.23       0.19       0.31      0.06
 ===========================================================================================================================
 Total Distributions                                       0.78            0.80        0.90       0.92       1.11      0.89
 ===========================================================================================================================
 Net Asset Value -- End of Period               $        15.29    $       15.57 $     15.34 $    15.20 $    15.07 $   15.29
 ===========================================================================================================================

 TOTAL RETURN                                            3.23%(a)         6.87%       7.05%      7.01%      6.16%    (1.16%)

 RATIOS
 Net Assets -- End of Period ($000 Omitted)     $      208,809    $     211,471 $   220,410 $ 250,890  $  254,584 $ 282,407
 Ratio of Expenses to Average Net Assets(b)              0.46%(a)(c)      0.91%(c)    0.90%(c)  0.91%(c)    0.92%     1.00%
 Ratio of Net Investment Income to Average Net Assets(b) 2.02%(a)         4.06%       4.36%     4.76%       5.31%     5.14%
 Portfolio Turnover Rate                                   44%(a)          173%        123%      146%         99%       28%

(a) Based on operations for the period shown and, accordingly, are not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended December 31, 1998 and for the years ended June 30 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.52% (not annualized), 1.04%, 1.05%, 1.04%, and 1.05%, respectively, and ratio of net investment income to average net assets would have been 1.96% (not annualized), 3.93%, 4.21%, 4.63% and 5.18%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.


INVESCO

YOU SHOULD KNOW WHAT INVESCO KNOWS(TM)


We're easy to stay in touch with:

Investor Services: 1-800-525-8085
Pal(R), your Personal Account Line: 1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc. (SM), Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.


